Risk Management (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk Management
Total borrowings and financing (Note 17)	R$ 18,958,671	R$ 17,723,836	R$ 17,258,624	R$ 13,244,709
(-) Cash and cash equivalents (Note 7)	(1,867,485)	(717,929)
(-) Financial investments (Note 8)	(1,677,873)	(2,433,385)
Net debt	15,413,313	14,572,522
Total equity	27,333,533	24,931,859
Total capital (shareholders + providers of capital)	R$ 42,746,846	R$ 39,504,381
Leverage ratio	36.00%	37.00%